Summary of Significant Accounting Policies (Details) - EBP 004	12 Months Ended
Dec. 31, 2025
Life cycle collective trust funds
EBP, Accounting Policy [Line Items]
Investment redemption, notice period	30 days
Minimum | Stable value collective trust funds
EBP, Accounting Policy [Line Items]
Investment redemption, notice period	12 months
Maximum | Stable value collective trust funds
EBP, Accounting Policy [Line Items]
Investment redemption, notice period	30 months